Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets
Schedule of Right-of-use Assets

The right-of-use assets as at December 31, 2023, is summarized as follows:

	2023	2022	2021

Opening balance for the year	$36,529	$65,464	$106,315
Amortization and expiration of operating lease right-of use assets	(29,748)	(28,935)	(40,851)
Closing balance for the year	$6,781	$36,529	$65,464

Schedule of Lessee Operating Lease Liability Maturity

The operating lease as at December 31, 2023, is summarized as follows:

As at December 31, 2023
Office lease
2024	7,658
Total lease payments	$7,658
Less: Interest	(53)
Present value of lease liabilities	$7,605

Amounts recognized on the balance sheet
Current lease liabilities	$7,605
Long-term lease liabilities	-
Total lease payments	$7,605

Schedule of Operating Lease Liability

	2023	2022	2021

Opening balance for the year	$39,556	$74,067	$103,918
Payments on operating lease liabilities	(31,951)	(34,511)	(29,851)
Closing balance for the year	7,605	39,556	74,067
Less: current portion	(7,605)	(32,116)	(32,068)
Operating lease liabilities – non-current portion as at end of year	$-	$7,440	$41,999